Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 26,093	$ 9,888	$ 48,861
Restricted cash	4,326	4,048	3,515
Trade and other receivables, net	403,907	705,221	658,844
Gas in storage	6,177	2,943	2,342
Fair value of derivative financial assets, current	36,353	144,512	218,769
Income taxes recoverable	6,641	18,973	5,617
Other current assets	203,270	206,425	112,214
Total current assets	686,767	1,092,010	1,050,162
Non-current assets
Investments	32,889	36,897	36,314
Property and equipment, net	28,794	25,862	18,893
Intangible assets, net	370,958	472,656	401,926
Fair value of derivative financial assets, non-current	28,792	9,255	64,662
Deferred income tax assets	3,572	4,238	9,449
Other non-current assets	56,450	49,512	19,987
Noncurrent assets, excluding assets held for sale	521,455	598,420	551,231
Assets classified as held for sale	7,611	8,971
Total non-current assets	529,066	607,391	551,231
TOTAL ASSETS	1,215,833	1,699,401	1,601,393
Current liabilities
Trade and other payables	685,665	870,083	648,997
Deferred revenue	852	43,228	38,710
Income taxes payable	5,799	11,895	5,486
Fair value of derivative financial liabilities	113,438	79,387	86,288
Provisions	1,529	7,205	4,714
Current portion of long-term debt	253,485	479,101	121,451
Total current liabilities	1,060,768	1,490,899	905,646
Non-current liabilities
Long-term debt	528,518	246,271	422,053
Fair value of derivative financial liabilities	76,268	63,658	51,871
Deferred income tax liabilities	2,931	4,124	6,918
Other non-current liabilities	37,730	61,339	57,349
Non-current liabilities other than liabilities included in disposal groups classified as held for sale	645,447	375,392	538,191
Liabilities relating to assets classified as held for sale	4,906	5,200
Total non-current liabilities	650,353	380,592	538,191
TOTAL LIABILITIES	1,711,121	1,871,491	1,443,837
SHAREHOLDERS' EQUITY (DEFICIT)
Shareholders’ capital	1,246,829	1,235,503	1,215,826
Equity component of convertible debentures	13,029	13,029	13,029
Contributed deficit	(29,826)	(25,540)	(22,693)
Accumulated deficit	(1,809,557)	(1,473,776)	(1,140,118)
Accumulated other comprehensive income	84,651	79,093	91,934
Non-controlling interest	(414)	(399)	(422)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	(495,288)	(172,090)	157,556
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 1,215,833	$ 1,699,401	$ 1,601,393